Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Mid Cap Portfolio, Stock Selector All Cap Portfolio, Value Portfolio, and Value Strategies Portfolio
Investor Class
April 29, 2024
STATEMENT OF ADDITIONAL INFORMATION

Jean Park no longer serves as Co-Portfolio Manager of Contrafund® Portfolio.
Matthew Drukker serves as Co-Portfolio Manager of Contrafund® Portfolio.
The following information supplements information for Contrafund® Portfolio found in the "Management Contracts" section.
Matthew Drukker is a research analyst and Co-Portfolio Manager of VIP Contrafund℠ Portfolio and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of May 31, 2024, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.
The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to the portfolio manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging market funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, and within a defined peer group assigned to each fund or account, if applicable, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the portfolio manager's recommendations measured against a benchmark index corresponding to the portfolio manager's assignment universe and against a broadly diversified emerging markets index. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Contrafund℠ Portfolio is based on the fund's pre-tax investment performance measured against the S&P 500® Index, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar® Large Blend Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets the portfolio manager manages measured against the S&P 500® Index, and the pre-tax investment performance of the portion of the fund's assets the portfolio manager manages (based on the performance of the fund's Initial Class) within the Morningstar® Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with the portfolio manager's responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Matthew Drukker as of May 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$20,198	none	$113
Assets Managed with Performance-Based Advisory Fees (in millions)	$405	none	none
* Includes assets of  VIP Contrafund℠ Portfolio managed by Mr. Drukker ($9,296 (in millions) assets managed).
As of May 31, 2024, the dollar range of shares of  VIP Contrafund℠ Portfolio beneficially owned by Mr. Drukker was none.
Effective June 1, 2024, VIP Disciplined Small Cap Portfolio's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating VIP Disciplined Small Cap Portfolio out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Management Contracts" section.
Management-Related Expenses. In addition to the management fee payable to Fidelity Management & Research Company LLC (FMR), and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund's securities lending program, if applicable, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. A fund also pays the costs related to the solicitation of fund proxies from variable product owners.
Management Fees.
For the services of FMR under VIP Disciplined Small Cap Portfolio's management contract, Investor Class of the fund pays FMR a monthly management fee at the annual rate of 0.38% of the class's average net assets throughout the month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Transfer and Service Agent Services" section.
For VIP Disciplined Small Cap Portfolio, Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund's management contract. Prior to June 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Transfer and Service Agent Services" section.
For VIP Disciplined Small Cap Portfolio, Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program under the terms of the fund's management contract. Prior to June 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

VIPINV-SSTK-0924-162-1.825687.162	September 27, 2024

SAIStickerMaster
Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Stock Selector All Cap Portfolio, Value Portfolio, and Value Strategies Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
STATEMENT OF ADDITIONAL INFORMATION

Jean Park no longer serves as Co-Portfolio Manager of Contrafund® Portfolio.
Matthew Drukker serves as Co-Portfolio Manager of Contrafund® Portfolio.
The following information supplements information for Contrafund® Portfolio found in the "Management Contracts" section.
Matthew Drukker is a research analyst and Co-Portfolio Manager of VIP Contrafund℠ Portfolio and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of May 31, 2024, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.
The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to the portfolio manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging market funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, and within a defined peer group assigned to each fund or account, if applicable, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the portfolio manager's recommendations measured against a benchmark index corresponding to the portfolio manager's assignment universe and against a broadly diversified emerging markets index. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Contrafund℠ Portfolio is based on the fund's pre-tax investment performance measured against the S&P 500® Index, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar® Large Blend Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets the portfolio manager manages measured against the S&P 500® Index, and the pre-tax investment performance of the portion of the fund's assets the portfolio manager manages (based on the performance of the fund's Initial Class) within the Morningstar® Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with the portfolio manager's responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Matthew Drukker as of May 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$20,198	none	$113
Assets Managed with Performance-Based Advisory Fees (in millions)	$405	none	none
* Includes assets of VIP Contrafund℠ Portfolio managed by Mr. Drukker ($9,296 (in millions) assets managed).
As of May 31, 2024, the dollar range of shares of VIP Contrafund℠ Portfolio beneficially owned by Mr. Drukker was none.
Effective June 1, 2024, VIP Disciplined Small Cap Portfolio's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating VIP Disciplined Small Cap Portfolio out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information found in the "Management Contracts" section.
Management-Related Expenses (for all funds except VIP Index 500 Portfolio). In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund's securities lending program, if applicable, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. A fund also pays the costs related to the solicitation of fund proxies from variable product owners.
Management-Related Expenses (for VIP Index 500 Portfolio). Under the terms of the fund's management contract, FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, fees and expenses of the Independent Trustees, Rule 12b-1 fees, transfer agent fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The fund also pays the costs related to the solicitation of fund proxies from variable product owners.
FMR and the fund have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the fund, except for fees paid by a class pursuant to a plan of distribution adopted under Rule 12b-1 and applicable to that class, to limit the total annual operating expenses, other than Rule 12b-1 fees, incurred by each current class (excluding interest, taxes, fees and expenses of the Independent Trustees, and extraordinary expenses, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) to 0.09%. This Expense Contract may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Management Contracts" section.
Management Fees.
For the services of FMR under VIP Disciplined Small Cap Portfolio's management contract, Initial Class, Service Class, and Service Class 2 of the fund each pay FMR a monthly management fee at the annual rate of 0.30% of the class's average net assets throughout the month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Transfer and Service Agent Services" section.
For VIP Disciplined Small Cap Portfolio, Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund's management contract. Prior to June 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Transfer and Service Agent Services" section.
For VIP Disciplined Small Cap Portfolio, Fidelity Service Company, Inc. (FSC), an affiliate of Fidelity Management & Research Company LLC (FMR) (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program under the terms of the fund's management contract. Prior to June 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

VIPIS2-SSTK-0924-202-1.483795.202	September 27, 2024